Document and Entity Information	Oct. 19, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	Seattle Genetics,Inc.
Amendment Flag	false
Entity Central Index Key	0001060736
Document Type	8-K
Document Period End Date	Oct. 19, 2020
Entity Registrant Name	Seagen Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-32405
Entity Tax Identification Number	91-1874389
Entity Address, Address Line One	21823 30th Drive SE
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98021
City Area Code	(425)
Local Phone Number	527-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	SGEN
Entity Emerging Growth Company	false